Dec. 31, 2024
Lazard Emerging Markets Opportunities ETF | Lazard Emerging Markets Opportunities ETF
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Other Expenses[1,2]	None
Total Annual Portfolio Operating Expenses	.75%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$ 76	$ 239

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of non-US companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Implementation of the Portfolio’s investment strategy may result in significant exposure to large cap companies, however, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which as of January 31, 2025 includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Companies that have 50% or more of their assets in or revenue or net income from one or more emerging market country are considered to have their principal activities in emerging markets countries.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries. In addition to common stocks, preferred stocks and convertible securities such equity securities also may include American Depositary Receipts (“ADRs”), Global Depositary Receipts and European Depositary Receipts. While the Portfolio’s investment strategy is not designed to focus investment in any particular market sector or sectors, implementation of the Portfolio’s investment strategy may, from time to time, result in the investment of a significant portion of the Portfolio’s assets in different market sectors.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.